ACCUMULATED OTHER COMPREHENSIVE INCOME OR LOSS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign currency translation adjustments, Beginning Balance	$ (130.9)	$ (71.1)	$ (36.5)
Foreign currency translation adjustments, Other comprehensive income (loss)	59.9	(59.8)	(34.6)
Foreign currency translation adjustments, Ending Balance	(71.0)	(130.9)	(71.1)
Pension adjustments, Beginning Balance	(0.3)	0.0	0.0
Pension adjustments, Other comprehensive income (loss)	(0.2)	(0.3)
Pension adjustments, Ending Balance	(0.5)	(0.3)	0.0
Total, Beginning Balance	(131.2)	(71.1)	(36.5)
Total, Other comprehensive income (loss)	59.7	(60.1)	(34.6)
Total, Ending Balance	$ (71.5)	$ (131.2)	$ (71.1)